Determination of Fair Values	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Note 4 - Determination of Fair Values
Note 4 - Determination of Fair Values

As part of the accounting policies and disclosures, ICL is required to determine the fair value of both financial and non-financial assets and liabilities. The fair values have been determined for measurement and/or disclosure purposes based on the methods described below. Further information about the assumptions made in determining the fair values is disclosed in the notes specific to that asset or liability.

A.	Investments in equity securities

The fair value of investments in equity instruments classified as fair value through other comprehensive income - investments in equity instruments and as fair value through profit and loss, is determined based on their market price at date of the report.

B.	Derivatives

The fair value of forward contracts on foreign currency is determined by averaging the exchange rate and the appropriate interest coefficient for the period of the transaction and the relevant currency index. The fair value of interest rate swap contracts is determined by discounting the estimated amount of the future cash flows based on the terms and length of period to maturity of each contract, while using market interest rates of similar instruments at the date of measurement. Future contracts on energy and marine shipping prices are presented at fair value based on quotes of the prices of products on an ongoing basis.

The reasonableness of the fair value is examined by comparing it to banks’ quotations.

C.	Liabilities in respect of debentures

The fair value of liabilities including debentures is determined for disclosure purposes only and is calculated based on the present value of future cash flows in respect of the principal and interest components, discounted at the market rate of interest as of the reporting date. The fair value of marketable debentures is determined based on the stock market prices as of the date of the report.

D.	Property, plant and equipment of the subsidiaries Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium in Israel

The fair value of property, plant and equipment of the subsidiaries Dead Sea Works, Dead Sea Bromine and Dead Sea Magnesium (hereinafter - the Subsidiaries) was measured in their statutory reports based on the Replacement Cost Methodology under IFRS. This evaluation was performed in recent years and serve, among others, as the basis for the mineral based financial reports prepared pursuant to the provisions of the Taxation of Natural Resources Law. For further information, see Note 15.